Investments - Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments
Carrying amount at the beginning of the year	€ 1,294	€ 957
Additions and subscriptions	68	175
Change in the fair value with effect to OCI	56	105
Currency translation differences	42	57
Other changes	(258)
Carrying amount at the end of the year	€ 1,202	€ 1,294